Filed Pursuant to Rule 497(e)

Registration No. 033-40771

COMSTOCK FUNDS, INC.

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated December 16, 2014, to the Fund’s Summary Prospectuses for Class A Shares, Class C Shares, Class R Shares, and Class AAA Shares, dated August 28, 2014

The following should be inserted under “Management – The Portfolio Managers” in the Fund’s Summary Prospectuses:

Mr. Dennis J. DeCore has served as a Portfolio Manager since December 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE